Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Significant Accounting Policies
BASIS OF ACCOUNTING
The Plan’s financial statements are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America. Investment transactions are accounted for on their trade dates.
The preparation of financial statements in conformity with GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of additions and deductions during the reporting periods. Actual results may differ from those estimates.
INVESTMENT VALUATION AND INCOME RECOGNITION
Investments are held by the Leidos, Inc. Master Trust as of December 31, 2025 and 2024, and are reported at fair value, except for fully benefit-responsive investment contracts. Fair value is the price that would have been received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As of December 31, 2025, the Master Trust held investments in Mutual Funds, Common Stock, a Self-Directed Brokerage Fund, a Separately Managed Account, Collective Trusts, and a Stable Value Fund.
Investment income is comprised of realized gains and losses, unrealized appreciation or depreciation, interest income and dividends. Realized gains and losses on sales of investments are calculated as the difference between the fair value of the investments upon sale and the fair value of the investments at purchase. Unrealized appreciation or depreciation is calculated as the difference between the fair value of the investments at the end of the year and the fair value of the investments at the beginning of the year or at purchase if purchased during the year. Interest income is recorded on the accrual basis of accounting. Dividends are recorded on the ex-dividend date.
NOTES RECEIVABLE FROM PARTICIPANTS
Notes receivable from participants are carried at the aggregate unpaid principal balance of loans outstanding. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when incurred. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded.
ADMINISTRATIVE EXPENSES
Administrative expenses of the Plan are paid by the Plan sponsor or Plan participants as provided in the Plan document.
SUBSEQUENT EVENTS
The Plan has evaluated subsequent events through the date of this filing. Other than the events mentioned below, no significant events were identified during the period.
On January 8, 2026, the Plan completed the settlement of Kudu Dynamics 401(k) Retirement Plan merger. The assets, liquidated from T. Rowe Price on December 31, 2025, were transferred to and accepted by Empower on January 2 and January 5, 2026, pursuant to the settlement of the Kudu Dynamics 401(k) Retirement Plan merger. See Note 1 – Description of the Plan.